Subordinated liabilities - Schedule of subordinated liabilities detail, by currency of issue (Details) - Financial liabilities at amortised cost
€ in Millions, £ in Millions, R$ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 29,287				€ 35,813	€ 30,912	€ 25,926
Euro
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 11,402				14,999	13,684
Annual interest rate	4.55%
US dollar
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 9,750	$ 11,462			13,425	11,300
Annual interest rate	6.53%
Brazilian real
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 4,354		R$ 28,117		3,600	2,518
Annual interest rate	16.30%
Pound sterling
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 1,347			£ 1,176	1,409	1,353
Annual interest rate	4.28%
Other currencies
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 2,434				€ 2,380	€ 2,057